Material Accounting Policies - Summary of the the Correlation Between the Major Macroeconomic Variables and the Credit Risk (Details)	12 Months Ended
Dec. 31, 2025
Benchmark interest rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
AA- rated corporate bond (3-year)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
BBB- rated corporate bond (3-year)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Composite Stock Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate Of Increase In Housing Transaction Price Index (Whole Country)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of increase in housing transaction price index (Metropolitan Area)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
WTI crude oil price
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Growth rate of private consumption
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of increase or decrease in facilities investments
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of increase or decrease in construction investments
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Unemployment rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Household loan growth rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
CD distribution yield
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation